Recoverable taxes	12 Months Ended
Dec. 31, 2021
Recoverable Taxes
Recoverable taxes

10.	Recoverable taxes

	2021	2020
IRPJ and CSLL prepayments	51,282	109,231
PIS and COFINS to recover (*)	185,827	387,033
Value added tax (VAT), abroad	4,035	3,998
Others	8,223	5,097
Total	249,367	505,359

Current	176,391	186,955
Non-current	72,976	318,404

(*)	During the fiscal year ended December 31, 2021, the subsidiary GLA recorded social integration program (Programa de Integração Social or PIS) and social contribution for financing social security (Contribuição Social para o Financiamento da Seguridade Social or COFINS), extemporaneous tax credits, totaling R$57,422 (R$126,675 in the fiscal year ended December 31, 2020).